Interim Condensed Unaudited Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interim Condensed Unaudited Consolidated Statements of Loss and Comprehensive Loss
Revenue	$ 1,546,715	$ 298,796	$ 2,585,358	$ 482,385
Cost of revenue	3,430,603	253,704	6,372,739	469,310
Gross profit / (loss)	(1,883,888)	45,092	(3,787,381)	13,075
Operating expenses
General and administrative expenses	9,762,990	8,526,249	18,376,107	13,062,225
Research and development expenses	5,614,265	4,590,463	10,285,365	6,883,644
Sales and marketing expenses	3,007,920	2,250,129	5,924,258	4,323,316
Total operating expenses	18,385,175	15,366,841	34,585,730	24,269,185
Operating loss	(20,269,063)	(15,321,749)	(38,373,111)	(24,256,110)
Other items
Interest income	(243,471)	(122,292)	(325,933)	(234,214)
Interest expense	264,053	33,921	309,034	64,101
Changes in fair value of derivative liabilities	(172,465)	(3,584,770)	(270,746)	(12,257,385)
Other (income)/ expense	28,761	(80,870)	(13,648)	(92,370)
Foreign exchange (gain)/loss	149,958	(121,203)	55,618	(109,043)
Loss before taxes	(20,295,899)	(11,446,535)	(38,127,436)	(11,627,199)
Current income tax expense	847	850	847	850
Net loss	(20,296,746)	(11,447,385)	(38,128,283)	(11,628,049)
Other comprehensive income/(loss)	12,195	(6,474)	6,345	(14,333)
Comprehensive Loss	$ (20,284,551)	$ (11,453,859)	$ (38,121,938)	$ (11,642,382)
Loss Per share - basic	$ (0.17)	$ (0.10)	$ (0.32)	$ (0.11)
Loss per share - diluted	$ (0.17)	$ (0.10)	$ (0.32)	$ (0.11)
Weighted average number of shares outstanding - basic	118,612,731	112,962,128	118,532,693	108,301,375
Weighted average number of shares outstanding - fully diluted	118,612,731	112,962,128	118,532,693	108,301,375